Post-closing and other events	6 Months Ended
Jun. 30, 2018
Post-closing and other events
Post-closing and other events

10) Post-closing and other events

➢	Gas, Renewables & Power
•

On July 6, 2018, TOTAL announced the closing of the acquisition of a 73.04% interest in Direct Energie for an estimated amount of €1.4 billion and on the same day filed a mandatory tender offer for the shares in Direct Energie not yet held by TOTAL.

•	On July 13, 2018, TOTAL announced the closing of the acquisition of Engie’s portfolio of upstream liquefied natural gas (LNG) assets for an overall enterprise value of $1.5 billion.